LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Associated Lease Liabilities

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Buildings	Total	Total
	CNY	CNY	US$

As of January 1, 2019	1,803	1,803	276
Depreciation charge	(1,187)	(1,187)	(182)
As of December 31, 2019 and January 1, 2020	616	616	94
Addition	1,439	1,439	220
Depreciation charge	(976)	(976)	(149)

As of December 31, 2020	1,079	1,079	165

Schedule of Lease Liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2019	2020	2020
	CNY	CNY	US$
Carrying amount at January 1,	1,803	803	123
Addition	—	1,439	220
Accretion of interest recognized during the year	60	38	6
Payments	(1,060)	(1,188)	(182)

Carrying amount at December 31,	803	1,092	167
Analyzed into:
Current portion	803	745	114
Non-current portion	—	347	53

Schedule of Maturity Analysis of Operating Lease Payments

The amounts recognized in profit or loss in relation to leases are as follows:

	2019	2020	2020
	CNY	CNY	US$
Interest on lease liabilities	60	38	6
Depreciation charge of right-of-use assets (Note 11)	1,187	976	149
Expense relating to short-term leases (included in administrative expenses) (Note 11)	46	97	15
Total amount recognized in profit or loss	1,293	1,111	170